Shareholders' Equity	12 Months Ended
Mar. 31, 2016
Federal Home Loan Banks [Abstract]
Shareholders' Equity

NOTE 16: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:
1.	100% of the rights to profits are allocated to the ordinary shares.
2.	100% of the dissolution rights are allocated to the ordinary shares.
3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:
1.

The Company’s 1999 Stock Incentive Plan (“1999 plan”) provided for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options were substantially granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant and the aggregate amount of the options granted could not exceed 2,100,000 and none of the options granted included stock appreciation rights.  The options were granted to employees and associates, had a four to five-year graded vesting term and expired 10 years after the date of the grant.  Each option entitled its holder the right to purchase one ordinary share of NIS 0.0001 par value (subject to adjustments).  The Company issued new shares to employees exercising their stock options.  As of March 31, 2016, no options were outstanding.  No further options in respect of the 1999 plan are available for future grants.  There were 0, 1,000, and 23,700 options exercised in the years ended March 31, 2016, 2015 and 2014, respectively, with a total intrinsic value of approximately $0, $85, and $557, respectively.

d.	Dividends:

The Company may declare and pay dividends from retained earnings. For restrictions on dividend distribution, see Note 17.c.

e.	Net income per share:

	Year ended March 31, 2016			Year ended March 31, 2015			Year ended March 31, 2014
	Net income			Net income			Net income
	attributable to Taro	Shares	Per Share	attributable to Taro	Shares	Per Share	attributable to Taro	Shares	Per Share
	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount
Basic EPS:	$540,932	42,832,241	$12.62	$484,257	42,833,533	$11.31	$360,387	44,276,003	$8.14

Effect of dilutive securities:
Stock options	—	—	—	—	217	—	—	3,121	—
Diluted EPS:	$540,932	42,832,241	$12.62	$484,257	42,833,750	$11.31	$360,387	44,279,124	$8.14

f.

As of March 31, 2016, the accumulated other comprehensive income comprised of loss from foreign currency translation adjustments of ($123,220) and unrealized gain from available for sale securities of $194.  As of March 31, 2015, the accumulated other comprehensive income comprised of loss from foreign currency translation adjustments of ($111,149) and unrealized gain from available for sale securities of $183.